                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006

                                                           Prospectus (7/28/06)
                                                           --------------------
RiverSource Income Builder Basic Income Fund                    S-6394-99 C
RiverSource Income Builder Moderate Income Fund                 S-6394-99 C
RiverSource Income Builder Enhance Income Fund                  S-6394-99 C

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

BASIC INCOME FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    CLASS R4(a)
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                   None
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Maximum deferred sales charge (load) imposed on sales
  (as a percentage of offering price at time of purchase)               None
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                           R4(a)
Management fees                                                        0.00%
Distribution (12b-1) fees                                              0.00%
Other expenses(b)                                                      6.97%
Total Fund expenses                                                    6.97%
Fee waiver/expense reimbursement                                       6.68%
Net Fund expenses(c)                                                   0.29%
Total estimated indirect expenses of the underlying funds(d),(e)       0.80%
Total Fund and underlying fund expenses(e)                             1.09%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.29% for Class R4.
(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of May 31, 2006, adjusted to reflect current fees.
(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.65% for all classes. The "Total
     Fund and underlying fund expenses" is 0.94% for Class R4.

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S-6394-9 C (12/06)

MODERATE INCOME FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R4(a)
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                   None
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Maximum deferred sales charge (load) imposed on sales
  (as a percentage of offering price at time of purchase)               None
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                           R4(a)
Management fees                                                        0.00%
Distribution (12b-1) fees                                              0.00%
Other expenses(b)                                                      5.64%
Total Fund expenses                                                    5.64%
Fee waiver/expense reimbursement                                       5.35%
Net Fund expenses(c)                                                   0.29%
Total estimated indirect expenses of the underlying funds(d),(e)       0.96%
Total Fund and underlying fund expenses(e)                             1.25%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.29% for Class R4.
(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of May 31, 2006, adjusted to reflect current fees.
(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.73% for all classes. The "Total
     Fund and underlying fund expenses" is 1.02% for Class R4.

ENHANCED INCOME FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R4(a)
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                   None
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Maximum deferred sales charge (load) imposed on sales
  (as a percentage of offering price at time of purchase)               None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                           R4(a)
Management fees                                                        0.00%
Distribution (12b-1) fees                                              0.00%
Other expenses(b)                                                      5.88%
Total Fund expenses                                                    5.88%
Fee waiver/expense reimbursement                                       5.59%
Net Fund expenses(c)                                                   0.29%
Total estimated indirect expenses of the underlying funds(d),(e)       1.04%
Total Fund and underlying fund expenses(e)                             1.33%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) For Cla ss R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.29% for Class R4.
(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds is based on its expected allocations in the underlying funds, using the total expense ratio of each underlying fund's Class I shares as of May 31, 2006, adjusted to reflect current fees.
(e) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.76% for all classes. The "Total
     Fund and underlying fund expenses" is 1.05% for Class R4.

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EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                          1 YEAR        3 YEARS        5 YEARS        10 YEARS
 BASIC INCOME FUND
   Class R4                $111         $1,683         $3,170          $6,547
 MODERATE INCOME FUND
   Class R4                $127         $1,476         $2,782          $5,871
 ENHANCED INCOME FUND
   Class R4                $135         $1,544         $2,899          $6,068

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Investments in Class R4 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R4 shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 shares only for shares of the same class of another RiverSource fund.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments seeks to minimize the impact of the fund's purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the fund's Board on the steps it has taken to manage any potential conflicts.

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